Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Fair Value Of Financial Assets And Liabilities
	As of December 31, 2021
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	396	396
Loans receivable	555,133	555,133
	555,529	555,529

Financial liabilities
Loans payable	161,569	161,569

The fair values of loans payable are approximately the carrying amount of loans payable as all loans payable are overdue as of December 31, 2021.

	As of December 31, 2020
	Fair value	Carrying amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	97	97
Loans receivable	662,183	662,183
	662,280	662,280
Financial liabilities
Loans payable	171,569	171,569